Schedule of Investments (unaudited)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.8%
Alabama Federal Aid Highway Finance Authority RB
4.00%, 09/01/22	$375	$375,774
5.00%, 09/01/22	100	100,286
5.00%, 09/01/23 (PR 09/01/22)	150	150,430
Series A, 5.00%, 09/01/22	250	250,737
Alabama Public School and College Authority RB, Series A, 5.00%, 11/01/22	1,610	1,624,225
City of Huntsville AL GOL, Series C, 5.00%, 11/01/22	170	171,549
City of Huntsville AL Water Revenue RB, 5.00%, 11/01/22	180	181,640
State of Alabama GO, Series A, 5.00%, 08/01/22	790	790,000
		3,644,641
Alaska — 0.1%
Municipality of Anchorage AK GO, Series B, 5.00%, 09/01/22	255	255,743

Arizona — 0.3%
Arizona Water Infrastructure Finance Authority RB
Series A, 5.00%, 10/01/22	435	437,698
Series A, 5.00%, 10/01/22 (ETM)	125	125,713
Salt River Project Agricultural Improvement & Power District RB, Series A, 5.00%, 12/01/22	200	202,352
State of Arizona COP, 5.00%, 09/01/22	665	666,910
		1,432,673
Arkansas — 0.2%
State of Arkansas GO
3.00%, 10/01/22	275	275,705
5.00%, 10/01/22	640	643,723
University of Arkansas RB, Series A, 5.00%, 11/01/22	135	136,200
		1,055,628
California — 19.4%
Acalanes Union High School District GO, 5.00%, 08/01/22	210	210,000
Alameda Corridor Transportation Authority RB, Series A, 5.00%, 10/01/22	185	186,089
Alameda Unified School District-Alameda County/CA GO, Series A, 0.00%, 08/01/22 (AGM)(a)	260	260,000
Bay Area Toll Authority RB
VRDN,1.10%, 04/01/53 (Put 08/05/22)(b)(c)	3,100	3,100,000
VRDN,1.20%, 04/01/47 (Put 08/05/22)(b)(c)	3,800	3,800,000
Benicia Unified School District GO, Series A, 0.00%, 08/01/22 (NPFGC)(a)	25	25,000
Berkeley Unified School District/CA GO, 5.00%, 08/01/22	375	375,000
Beverly Hills Unified School District CA GO, 0.00%, 08/01/22(a)	60	60,000
Burbank Unified School District GO, Series C, 0.00%, 08/01/22 (NPFGC)(a)	90	90,000
California Educational Facilities Authority RB, VRDN,1.18%, 10/01/36 (Put 08/05/22)(b)(c)	1,500	1,500,000
California Health Facilities Financing Authority RB Series A, 5.00%, 10/01/22	165	165,904
Series C, VRDN,5.00%, 08/01/31 (Put 11/01/22)(b)(c)	355	357,949
California Infrastructure & Economic Development Bank RB, Series A, 5.00%, 10/01/22	320	321,936
California State Public Works Board RB
Series B, 5.00%, 10/01/22	430	432,544
Series C, 5.00%, 11/01/22	135	136,196
Series D, 5.00%, 09/01/22	560	561,641
Series D, 5.00%, 09/01/37 (PR 09/01/22)	200	200,599
Series G, 5.00%, 11/01/22	95	95,861
Series H, 5.00%, 12/01/22	860	870,144
California State University RB
4.00%, 11/01/29 (PR 11/01/22)	1,750	1,761,297
Security	Par (000)	Value

California (continued)
5.00%, 11/01/22	$1,005	$1,014,082
Series A, 3.00%, 11/01/22	200	200,825
Series A, 5.00%, 11/01/22	1,710	1,725,453
Series C, 5.00%, 11/01/22 (AGM)	30	30,269
Chabot-Las Positas Community College District GO, 5.00%, 08/01/22	225	225,000
City & County of San Francisco CA COP, Series R-1, 5.00%, 09/01/22	75	75,227
City of Foster City CA GO, 4.00%, 08/01/22	150	150,000
City of Los Angeles CA GO, 5.00%, 09/01/22	1,135	1,138,364
City of Riverside CA Sewer Revenue RB, Series A, 5.00%, 08/01/22	220	220,000
City of Sacramento CA Water Revenue RB, 5.00%, 09/01/22	80	80,245
City of San Francisco CA Public Utilities Commission Water Revenue RB
4.00%, 11/01/22	50	50,339
5.00%, 11/01/22	295	297,725
Contra Costa Water District RB
5.00%, 10/01/22	125	125,746
Series T, 4.00%, 10/01/22	400	401,736
Corona-Norco Unified School District GO, Series C, 0.00%, 08/01/22 (AGM)(a)	100	100,000
County of Los Angeles CA COP, 5.00%, 09/01/22	130	130,371
County of Santa Clara CA GO, Series B, 5.00%, 08/01/22	40	40,000
Desert Community College District GO, 4.00%, 08/01/22	100	100,000
Dublin Unified School District GO, 5.00%, 08/01/22.	200	200,000
East Bay Regional Park District GO, Serise A, 4.00%, 09/01/22	100	100,216
East Side Union High School District GO, 5.00%, 08/01/22	140	140,000
El Camino Community College District Foundation (The) GO, 5.00%, 08/01/22	150	150,000
Encinitas Union School District/CA GO, 0.00%, 08/01/22(a)	60	60,000
Evergreen School District GO, 5.00%, 09/01/22	100	100,298
Foothill-De Anza Community College District GO, 5.00%, 08/01/22	70	70,000
Fullerton School District GO, Series A, 0.00%, 08/01/22 (NPFGC)(a)	80	80,000
Healdsburg Unified School District GO, Series A, 0.00%, 08/01/22(a)	80	80,000
Las Virgenes Unified School District GO
0.00%, 11/01/22 (AGM)(a)	55	54,764
Series D, 0.00%, 09/01/22 (NPFGC)(a)	100	99,864
Los Altos Elementary School District GO, 4.00%, 08/01/22.	25	25,000
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/22	130	130,000
Series G, 4.00%, 08/01/22	100	100,000
Series G, 5.00%, 08/01/22	125	125,000
Los Angeles County Public Works Financing Authority RB, Series D, 5.00%, 12/01/22	50	50,602
Los Angeles County Redevelopment Refunding Authority TA, Series C, 5.00%, 12/01/22	25	25,281
Los Angeles Department of Water & Power RB, VRDN,1.65%, 07/01/51 (Put 08/01/22)(b)(c)	5,000	5,000,000
Manhattan Beach Unified School District GO, Series B, 0.00%, 09/01/22 (NPFGC)(a)	25	24,966
Milpitas Redevelopment Agency Successor Agency TA, 5.00%, 09/01/22	155	155,415
Modesto Irrigation District RB, 5.00%, 10/01/22	800	804,774
Monterey Peninsula Community College District GO, 0.00%, 08/01/22(a)	110	110,000
Morgan Hill Redevelopment Agency Successor Agency TA, Series A, 5.00%, 09/01/22	50	50,150

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Mount Diablo Unified School District/CA GO, Series A, 0.00%, 08/01/22 (AGM)(a)	$160	$160,000
Municipal Improvement Corp. of Los Angeles RB, Series B, 5.00%, 11/01/22	185	186,667
New Haven Unified School District GO, 0.00%, 08/01/22 (AGM)(a)	50	50,000
Orange County Water District COP, Series A, VRDN,1.14%, 08/01/42 (Put 08/05/22)(b)(c)	10,450	10,450,000
Orange County Water District RB, Series C, 5.00%, 08/15/22	100	100,133
Poway Unified School District GO, 5.00%, 08/01/22	15	15,000
Redwood City Elementary School District/CA GO, 0.00%, 08/01/22 (NPFGC)(a)	40	40,000
Sacramento County Sanitation Districts Financing Authority RB
Series A, 5.00%, 12/01/22	325	328,964
Series A, 5.25%, 12/01/22 (NPFGC)	145	146,893
Sacramento Municipal Utility District RB
5.00%, 08/15/22	160	160,211
Series D, 5.00%, 08/15/22	50	50,066
Series F, 5.00%, 08/15/22	250	250,329
San Diego County Regional Transportation Commission RB 3.00%, 10/01/22	1,750	1,755,152
VRDN,1.25%, 04/01/38 (Put 08/05/22)(b)(c)	5,100	5,100,000
Series A, 5.00%, 10/01/22	1,500	1,509,303
Series B, VRDN,1.15%, 04/01/38 (Put 08/05/22)(b)(c)	4,000	4,000,000
San Diego Regional Building Authority RB, Series A, 5.00%, 10/15/22	260	261,929
San Francisco City & County Airport Commission San Francisco International Airport RB, VRDN,1.25%, 05/01/58 (Put 08/05/22)(b)(c)	4,585	4,585,000
San Francisco City & County Public Utilities Commission Wastewater Revenue RB, 5.00%, 10/01/22	150	150,900
San Joaquin Delta Community College District GO, Series A, 5.00%, 08/01/22	115	115,000
San Jose Evergreen Community College District GO 5.00%, 09/01/22	200	200,593
Serise B, 4.00%, 09/01/22	100	100,216
San Juan Unified School District GO, 0.00%, 08/01/22 (AGM)(a)	125	125,000
San Mateo County Community College District GO
4.00%, 09/01/22	30	30,065
Series A, 0.00%, 09/01/22 (NPFGC)(a)	175	174,814
San Rafael City High School District/CA GO, Series B, 0.00%, 08/01/22 (NPFGC)(a)	100	100,000
San Rafael Redevelopment Agency TA, 0.00%, 12/01/22 (AMBAC)(a)	75	74,565
San Ramon Valley Unified School District/CA GO
4.00%, 08/01/22	110	110,000
5.00%, 08/01/22	110	110,000
Santa Ana Unified School District GO, Series B, 0.00%, 08/01/22 (NPFGC)(a)	40	40,000
Santa Clara County Financing Authority RB, Series A, 5.00%, 11/15/22	515	520,359
Santa Monica Community College District GO
Series A, 5.00%, 08/01/22	100	100,000
Series E, 0.00%, 08/01/22(a)	50	50,000
Santa Monica-Malibu Unified School District, Series E, 4.00%, 08/01/22	275	275,000
Santa Monica-Malibu Unified School District GO, 0.00%, 08/01/22 (NPFGC)(a)	55	55,000
Saratoga Union School District GO, Series A, 0.00%, 09/01/22 (NPFGC)(a)	170	169,769
Security	Par (000)	Value

California (continued)
Sierra Joint Community College District School Facilities District No. 2 GO, Series B, 0.00%, 08/01/22 (NPFGC)(a) $	50	$50,000
Sonoma County Junior College District GO, 5.00%, 08/01/22	115	115,000
State of California Department of Water Resources RB
Series AM, 5.00%, 12/01/22	430	435,057
Series AR, 5.00%, 12/01/22	65	65,764
Series AS, 5.00%, 12/01/22	75	75,882
Series AW, 5.00%, 12/01/22	505	510,939
Series AX, 5.00%, 12/01/22	1,100	1,112,937
Series BB, 5.00%, 12/01/22	215	217,529
State of California GO
2.00%, 11/01/22	5,450	5,458,013
3.00%, 10/01/22	140	140,370
4.00%, 09/01/22	345	345,732
4.00%, 10/01/22	125	125,534
4.00%, 12/01/22	645	650,576
5.00%, 08/01/22	300	300,000
5.00%, 09/01/22	2,950	2,958,622
5.00%, 10/01/22	1,035	1,041,108
5.00%, 11/01/22	410	413,623
5.00%, 12/01/22	2,495	2,524,763
5.25%, 09/01/22	115	115,359
5.25%, 10/01/22	590	593,722
Series A, 5.00%, 09/01/22	285	285,833
Series A, 5.00%, 10/01/22	445	447,626
Series B, 5.00%, 08/01/22	480	480,000
Series B, 5.00%, 09/01/22	1,200	1,203,506
Sunnyvale School District GO
0.00%, 09/01/39 (PR 09/01/22)(a)	5,500	2,130,861
0.00%, 09/01/41 (PR 09/01/22)(a)	7,240	2,499,949
0.00%, 09/01/42 (PR 09/01/22)(a)	4,125	1,344,301
Torrance Unified School District GO, 5.00%, 08/01/22	40	40,000
Ventura County Community College District GO
5.00%, 08/01/22	105	105,000
Series C, 0.00%, 08/01/22(a)	250	250,000
West Valley-Mission Community College District GO, Series A, 4.00%, 08/01/22	175	175,000
William S Hart Union High School District GO, Series B, 0.00%, 09/01/22 (AGM)(a)	25	24,967
		86,240,373
Colorado — 3.0%
City & County of Denver CO Airport System Revenue RB, Series B, 5.00%, 11/15/22	325	328,316
City & County of Denver CO Dedicated Excise Tax Revenue, RB, Series A, 5.00%, 08/01/22	120	120,000
City & County of Denver Co. GO, Series A, 5.00%, 08/01/22	100	100,000
City of Colorado Springs CO Utilities System Revenue RB, Series A, 5.00%, 11/15/22	190	191,938
City of Colorado Springs Co. Utilities System Revenue RB
VRDN,1.40%, 11/01/37 (Put 08/05/22)(b)(c)	7,650	7,650,000
VRDN,1.40%, 11/01/41 (Put 08/05/22)(b)(c)	2,145	2,145,000
Denver City & County School District No. 1 GO
4.00%, 12/01/22 (SAW)	100	100,865
Series B, 4.00%, 12/01/22 (SAW)	275	277,377
Series B, 4.00%, 12/01/28 (PR 12/01/22) (SAW)	1,100	1,109,216
Series B, 5.00%, 12/01/25 (PR 12/01/22) (SAW)	225	227,669
Series B, 5.00%, 12/01/26 (PR 12/01/22) (SAW)	480	485,694
Series B, 5.00%, 12/01/31 (PR 12/01/22) (SAW)	465	470,516
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/22 (NPFGC)(a)	90	89,861

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
Summit County School District No. Re-1 Summit GO, 5.00%, 12/01/22 (SAW)	$75	$75,895
		13,372,347
Connecticut — 1.3%
Connecticut State Health & Educational Facilities Authority RB
Series V-1, VRDN,1.65%, 07/01/36 (Put 08/01/22)(b)(c)	850	850,000
Series V-2, VRDN,1.82%, 07/01/36 (Put 08/01/22)(b)(c)	890	890,000
State of Connecticut GO
5.00%, 11/15/22	150	151,561
Series A, 5.00%, 10/15/22	570	574,229
Series D, 5.00%, 08/15/22	240	240,321
Series E, 5.00%, 08/15/22	175	175,234
Series E, 5.00%, 10/15/22	670	674,971
Series F, 4.00%, 11/15/22	675	680,105
Series F, 5.00%, 11/15/22	130	131,353
Serise F, 5.00%, 09/15/22	300	301,321
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 08/01/22	130	130,000
Series A, 5.00%, 09/01/22	465	466,378
Series A, 5.00%, 10/01/22	210	211,239
Series B, 5.00%, 08/01/22	135	135,000
University of Connecticut RB, Series A, 5.00%, 08/15/22	125	125,158
		5,736,870
Delaware — 0.9%
State of Delaware GO, Series A, 5.00%, 10/01/22	300	301,795
University of Delaware RB
Series A, 5.00%, 11/01/22	105	105,936
Series C, VRDN,1.90%, 11/01/37 (Put 08/01/22)(b)(c)	3,700	3,700,000
		4,107,731
District of Columbia — 1.3%
District of Columbia GO, Series A, 5.00%, 10/15/22	225	226,683
District of Columbia RB
Series A, 4.00%, 12/01/22	195	196,699
Series A, 5.00%, 12/01/22	1,415	1,431,975
Series C, 4.00%, 12/01/22	150	151,307
Series C, 5.00%, 10/01/22	125	125,752
Series C, 5.00%, 12/01/22	2,350	2,378,190
District of Columbia Water & Sewer Authority RB
Series A, 5.00%, 10/01/22	265	266,581
Series C, 5.00%, 10/01/22	415	417,477
Metropolitan Washington Airports Authority Aviation Revenue RB, Series C, 5.00%, 10/01/22	505	507,938
		5,702,602
Florida — 2.7%
Broward County FL Water & Sewer Utility Revenue RB
Series A, 5.00%, 10/01/37 (PR 10/01/22)	1,000	1,005,951
Series B, 5.00%, 10/01/22	405	407,424
City of Jacksonville FL RB
5.00%, 10/01/22	330	331,942
Series A, 4.00%, 10/01/22	50	50,214
Series A, 5.00%, 10/01/22	100	100,582
Series C, 5.00%, 10/01/22	100	100,582
City of Tallahassee FL Energy System Revenue RB, 5.00%, 10/01/22	70	70,413
City of Tampa FL RB
5.00%, 10/01/22	230	231,365
Series A, 5.00%, 10/01/22	140	140,831
Series B, 5.00%, 10/01/22	75	75,445
Security	Par (000)	Value

Florida (continued)
County of Broward FL Airport System Revenue RB
Series C, 5.00%, 10/01/22	$245	$246,409
Series P-2, 5.00%, 10/01/22	170	170,977
Series Q-1, 5.00%, 10/01/22	50	50,287
Series Q-1, 5.00%, 10/01/28 (PR 10/01/22)	3,040	3,058,092
County of Hillsborough FL Community Investment Tax Revenue RB, 5.00%, 11/01/22	160	161,406
County of Lee FL Transportation Facilities Revenue RB, 5.00%, 10/01/22 (AGM)	100	100,573
County of Miami-Dade FL Aviation Revenue RB, Series B, 5.00%, 10/01/22	575	578,153
County of Miami-Dade FL RB, Series A, 5.00%, 10/01/22	135	135,792
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/22	235	236,375
Series A, 4.38%, 10/01/22 (AGM)	100	100,492
Series B, 5.25%, 10/01/22 (AGM)	525	528,329
County of Palm Beach FL RB
5.00%, 11/01/22	45	45,403
Series A, 5.00%, 11/01/22	50	50,448
County of Palm Beach FL Water & Sewer Revenue RB, 4.00%, 10/01/22	30	30,131
County of Pasco FL Water & Sewer Revenue RB, Series A, 5.00%, 10/01/22	80	80,472
County of Sarasota FL RB, 5.00%, 10/01/22	55	55,315
Florida Department of Management Services COP, Series A, 5.00%, 08/01/22	295	295,000
Florida Municipal Power Agency RB, Series A, 5.00%, 10/01/22	325	326,896
Jacksonville Transportation Authority RB, 5.00%, 08/01/22	230	230,000
JEA Electric System Revenue RB, Series A, 5.00%, 10/01/22	80	80,465
JEA Water & Sewer System Revenue RB, Series A, 5.00%, 10/01/22	140	140,822
Orange County School Board COP, Series D, 5.00%, 08/01/22	290	290,000
Orlando Utilities Commission RB
Series A, 5.00%, 10/01/22	340	342,006
Series C, 4.00%, 10/01/22	175	175,748
Series C, 5.00%, 10/01/22	255	256,505
Series C, 5.25%, 10/01/22	130	130,820
Orlando-Orange County Convention Center RB, 5.00%, 10/01/22	270	271,670
Palm Beach County School District COP
5.00%, 08/01/22	650	650,000
Series B, 5.00%, 08/01/22	250	250,000
Series D, 5.00%, 08/01/22	375	375,000
School Board of Miami-Dade County (The) COP, Series D, 5.00%, 11/01/22	160	161,373
Volusia County School Board COP, Series A, 5.00%, 08/01/22	115	115,000
		12,234,708
Georgia — 1.0%
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/22	950	958,394
Series B, 5.00%, 11/01/22	150	151,325
Georgia State Road & Tollway Authority RB, Series B, 5.00%, 10/01/22 (GTD)	150	150,905
Gwinnett County Water & Sewerage Authority RB, 5.00%, 08/01/22	500	500,000
Municipal Electric Authority of Georgia RB, Series A, 5.00%, 11/01/22	135	136,030

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Georgia (continued)
State of Georgia GO
Series C, 4.00%, 09/01/22	$405	$405,859
Series C, 4.00%, 10/01/22	1,215	1,220,192
Series E, 5.00%, 12/01/22	250	252,940
Serise H, 5.00%, 12/01/22	650	657,645
		4,433,290
Hawaii — 2.6%
City & County of Honolulu HI GO
Series A, 5.00%, 10/01/22	230	231,376
Series A, 5.00%, 11/01/22 (ETM)	25	25,220
Series A, 5.00%, 11/01/25 (PR 11/01/22)	2,000	2,017,570
Series A, 5.00%, 11/01/33 (PR 11/01/22)	1,175	1,185,322
Series B, 5.00%, 09/01/22	50	50,148
Series B, 5.00%, 10/01/22 (ETM)	125	125,748
Series B, 5.00%, 11/01/22	225	227,016
Series C, 5.00%, 10/01/22	620	623,710
Series E, 3.00%, 09/01/22	100	100,136
County of Hawaii HI GO
Series A, 5.00%, 09/01/22	145	145,431
Series B, 5.00%, 09/01/22	370	371,100
State of Hawaii GO
Series EE, 4.00%, 11/01/22 (ETM)	35	35,226
Series EE, 5.00%, 11/01/23 (PR 11/01/22)	580	585,168
Series EE, 5.00%, 11/01/27 (PR 11/01/22)	115	116,025
Series EF, 5.00%, 11/01/22	320	322,803
Series EF, 5.00%, 11/01/24 (PR 11/01/22)	2,430	2,451,654
Series EO, 5.00%, 08/01/22	150	150,000
Series EP, 5.00%, 08/01/22	150	150,000
Series EX, 3.00%, 10/01/22	150	150,389
Series EZ, 5.00%, 10/01/22	175	176,024
Series FE, 5.00%, 10/01/22	535	538,130
Series FG, 5.00%, 10/01/22	110	110,644
Series FH, 5.00%, 10/01/22	955	960,588
Series FN, 5.00%, 10/01/22	70	70,410
University of Hawaii RB, Series D, 5.00%, 10/01/22	535	538,202
		11,458,040
Illinois — 1.6%
Illinois Finance Authority RB
5.00%, 10/01/22	25	25,137
Series A, 5.00%, 10/01/22	645	648,806
Illinois State Toll Highway Authority RB, Series A, 5.00%, 12/01/22	3,645	3,687,991
State of Illinois GO
0.00%, 08/01/22(a)	100	100,000
4.00%, 09/01/22	100	100,191
5.00%, 08/01/22 (AGM)	200	200,000
Series A, 5.00%, 10/01/22	535	537,914
Series A, 5.00%, 12/01/22	500	505,348
Series B, 5.00%, 09/01/22	300	300,813
Series B, 5.00%, 10/01/22	170	170,926
Series D, 5.00%, 11/01/22	800	806,471
		7,083,597
Indiana — 0.2%
Indiana Finance Authority RB
Series A, 5.00%, 10/01/22	155	155,891
Series A, 5.00%, 12/01/22	210	212,435
Serise A, 5.00%, 12/01/22	245	247,889
Indiana Transportation Finance Authority RB, Series B, 5.75%, 12/01/22	115	116,659
Security	Par (000)	Value

Indiana (continued)
Indiana University RB, Series Y, 5.00%, 08/01/22	$85	$85,000
		817,874
Iowa — 0.2%
Iowa Finance Authority RB, 5.00%, 08/01/22	505	505,000
State of Iowa Board of Regents RB, 4.00%, 09/01/22	215	215,453
		720,453
Kansas — 0.4%
Johnson County Public Building Commission RB, Series B, 5.00%, 09/01/22	270	270,789
Johnson County Unified School District No. 512 Shawnee Mission GO, 5.00%, 10/01/22	100	100,592
State of Kansas Department of Transportation RB
Series A, 5.00%, 09/01/22	840	842,420
Series B, 5.00%, 09/01/22	135	135,389
Series C, 5.00%, 09/01/22	100	100,288
Wyandotte County-Kansas City Unified Government Utility System Revenue RB, Series A, 5.00%, 09/01/22	125	125,348
		1,574,826
Kentucky — 0.0%
Kentucky State Property & Building Commission RB, Series B, 5.00%, 11/01/22	100	100,833

Louisiana — 0.2%
Louisiana Office Facilities Corp. RB, 5.00%, 11/01/22	110	110,931
State of Louisiana GO
Series A, 5.00%, 08/01/22	145	145,000
Series A, 5.00%, 09/01/22	100	100,296
Series A, 5.00%, 08/01/26 (PR 08/01/22)	185	185,000
Series B, 5.00%, 08/01/22	50	50,000
Series B, 5.00%, 10/01/22	115	115,686
State of Louisiana RB, 5.00%, 09/01/22	150	150,443
		857,356
Maine — 0.3%
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/22	560	561,701
Series A, 5.00%, 11/01/22	100	100,896
Series B, 5.00%, 11/01/22	85	85,762
Series C, 5.00%, 11/01/22	320	322,868
Series D, 5.00%, 11/01/22	160	161,434
Series D, 5.00%, 11/01/22 (ETM)	10	10,086
		1,242,747
Maryland — 6.9%
City of Baltimore MD GO, Series B, 5.00%, 10/15/22	225	226,595
County of Anne Arundel MD GOL, 5.00%, 10/01/22	300	301,820
County of Baltimore MD COP, 5.00%, 10/01/22	60	60,330
County of Baltimore MD GO
Series B, 5.00%, 08/01/22	515	515,000
Series C, 4.00%, 09/01/22	265	265,569
County of Charles MD GO, 5.00%, 10/01/22	500	502,992
County of Frederick MD GO, Series A, 5.00%, 08/01/22	200	200,000
County of Montgomery MD GO
5.00%, 11/01/22	15,000	15,134,420
Series A, 5.00%, 11/01/22	110	110,986
Series A, 5.00%, 12/01/22	250	252,982
Series B, 5.00%, 12/01/22	120	121,431
Series C, 5.00%, 10/01/22	500	502,992
County of Prince George’s MD COP, 5.00%, 10/15/22	75	75,515
County of Prince George’s MD GOL
Series C, 5.00%, 08/01/22	530	530,000
Serise A, 5.00%, 09/01/22	130	130,395

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Maryland Health & Higher Educational Facilities Authority RB, VRDN,1.30%, 07/01/36 (Put 08/05/22)(b)(c)	$3,200	$3,200,000
State of Maryland Department of Transportation RB
5.00%, 09/01/22	500	501,482
5.00%, 10/01/22	3,220	3,239,270
State of Maryland GO
First Series C, 4.00%, 08/15/22	210	210,204
Second Series B, 5.00%, 08/01/22	1,935	1,935,000
Series B, 5.00%, 08/01/22	600	600,000
Series C, 5.00%, 08/01/22	1,245	1,245,000
Washington Suburban Sanitary Commission RB, VRDN,1.40%, 06/01/23 (Put 08/05/22) (GTD)(b)(c)	1,000	1,000,000
		30,861,983
Massachusetts — 5.8%
Boston Water & Sewer Commission RB, Series A, 4.25%, 11/01/22	440	443,133
City of Boston MA GO, Series A, 5.00%, 11/01/22	750	756,721
Commonwealth of Massachusetts GOL
Series B, 5.00%, 08/01/22	270	270,000
Series B, 5.25%, 08/01/22	210	210,000
Series C, 5.00%, 08/01/22	215	215,000
Series C, 5.00%, 10/01/22	275	276,632
Series C, 5.50%, 12/01/22 (AMBAC)	485	491,533
Series E, 5.00%, 09/01/22	105	105,308
Series E, 5.00%, 11/01/22	510	514,532
Series E, 5.00%, 09/01/25 (PR 09/01/22)	390	391,152
Series E, 5.00%, 09/01/28 (PR 09/01/22)	1,285	1,288,797
Series F, 5.00%, 11/01/23 (PR 11/01/22)	570	575,094
Series F, 5.00%, 11/01/25 (PR 11/01/22)	150	151,340
Series F, 5.00%, 11/01/26 (PR 11/01/22)	500	504,468
Series H, 5.00%, 12/01/22	1,215	1,229,371
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/22	220	220,000
Series 12B, 5.00%, 08/01/22	500	500,000
Massachusetts Health & Educational Facilities Authority RB
Series J-1, VRDN,1.35%, 07/01/31 (Put 08/05/22)(b)(c)	5,375	5,375,000
Series J-2, VRDN,1.30%, 07/01/31 (Put 08/05/22)(b)(c)	4,000	4,000,000
Massachusetts School Building Authority RB
Series A, 5.00%, 08/15/22	740	740,983
Series A, 5.00%, 08/15/22 (ETM)	45	45,059
Massachusetts Water Resources Authority RB, Serise A, 5.00%, 08/01/22	325	325,000
University of Massachusetts Building Authority RB
Series 1, 5.00%, 11/01/22	50	50,452
Series 1, 5.00%, 11/01/39 (PR 11/01/22)	6,900	6,961,659
Series 2, 5.00%, 11/01/22	405	408,660
		26,049,894
Michigan — 3.0%
Michigan Finance Authority RB
4.00%, 10/01/22	275	276,129
5.00%, 08/01/22	80	80,000
5.00%, 10/01/22	75	75,430
Series B, 5.00%, 10/01/22	455	457,609
Michigan State Building Authority RB
4.00%, 10/15/22	1,200	1,206,239
Series A, 5.00%, 10/15/22	3,505	3,530,498
Michigan State Hospital Finance Authority RB, Series 200, 4.00%, 11/01/22	250	251,476
Michigan State University RB, Series A, 5.00%, 08/15/22	315	315,419
Security	Par (000)	Value

Michigan (continued)
State of Michigan GO
Series A, 5.00%, 12/01/22	$470	$475,606
Series B, 5.00%, 11/01/22	710	716,363
State of Michigan Trunk Line Revenue RB, 5.00%, 11/15/22	2,970	3,000,474
University of Michigan RB, VRDN,1.38%, 04/01/36 (Put 08/05/22)(b)(c)	2,940	2,940,000
		13,325,243
Minnesota — 1.7%
City of Minneapolis MN GO
4.00%, 12/01/22	510	514,409
5.00%, 12/01/22	190	192,267
County of Hennepin MN GO
5.00%, 12/01/22	395	399,672
Series A, 5.00%, 12/01/22	140	141,656
Series B, 5.00%, 12/01/22	105	106,242
Series C, 5.00%, 12/01/22	100	101,183
Metropolitan Council GO
Series B, 5.00%, 09/01/22	125	125,373
Series E, 5.00%, 09/01/22	100	100,298
Minnesota Municipal Power Agency RB, Series A, 5.00%, 10/01/22	40	40,229
State of Minnesota GO
5.00%, 10/01/22	415	417,504
Series A, 5.00%, 08/01/22	780	780,000
Series B, 5.00%, 08/01/22	1,050	1,050,000
Series D, 5.00%, 10/01/22	530	533,199
Series F, 5.00%, 10/01/22	440	442,655
University of Minnesota RB, 5.00%, 12/01/22	2,570	2,600,484
		7,545,171
Mississippi — 1.0%
State of Mississippi GO
5.00%, 11/01/23 (PR 11/01/22)	3,600	3,632,079
Series C, 5.00%, 10/01/22	120	120,758
Series F, 4.00%, 11/01/22	260	261,822
Series F, 5.25%, 10/01/22	100	100,673
Series H, 5.00%, 12/01/22	300	303,780
		4,419,112
Missouri — 0.8%
Curators of the University of Missouri (The) RB,
VRDN,1.42%, 11/01/31 (Put 08/05/22)(b)(c)	2,525	2,525,000
Health & Educational Facilities Authority of the State of Missouri RB, Series A, 5.00%, 11/15/22	75	75,667
Missouri State Board of Public Buildings RB, Series A, 5.00%, 10/01/22	375	377,251
University of Missouri RB, Series A, 5.00%, 11/01/22	405	408,609
		3,386,527
Nebraska — 0.4%
City of Lincoln NE Electric System Revenue RB, 5.00%, 09/01/22	365	366,084
City of Omaha NE GO, Series B, 5.00%, 11/15/22	695	702,374
City of Omaha NE Sewer Revenue RB, 5.00%, 11/15/22	115	116,220
Metropolitan Utilities District of Omaha Water System Revenue RB, 5.00%, 12/01/22	360	364,258
University of Nebraska Facilities Corp. RB, 4.00%, 10/01/22	105	105,449
		1,654,385
Nevada — 1.5%
City of Las Vegas NV GOL, Series C, 5.00%, 09/01/22	200	200,593
County of Clark Department of Aviation RB, VRDN,1.28%, 07/01/40 (Put 08/05/22)(b)(c)	3,725	3,725,000

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
County of Clark NV GOL
5.00%, 11/01/22	$395	$398,341
Series A, 5.00%, 11/01/22	400	403,383
Series B, 5.00%, 11/01/22	450	453,806
County of Clark NV RB, 5.00%, 11/01/22	315	317,664
State of Nevada GOL
Series B, 4.00%, 08/01/22	260	260,000
Series B, 5.00%, 11/01/22	80	80,707
Series C, 5.00%, 08/01/22	130	130,000
State of Nevada Highway Improvement Revenue RB
4.00%, 12/01/22	550	554,755
5.00%, 12/01/22	120	121,432
		6,645,681
New Hampshire — 0.1%
New Hampshire Municipal Bond Bank RB
Series A, 5.00%, 08/15/22	150	150,197
Series B, 5.00%, 08/15/22	110	110,143
Series D, 4.00%, 08/15/22	100	100,094
State of New Hampshire GO, 5.00%, 12/01/22	170	172,039
		532,473
New Jersey — 0.5%
County of Bergen NJ GO, 5.00%, 10/15/22	200	201,455
Monmouth County Improvement Authority (The) RB
4.00%, 12/01/22 (GTD)	125	126,089
5.00%, 12/01/22 (GTD)	775	784,297
Monmouth County Improvement Authority(The) RB, 5.00%, 10/01/22	135	135,812
New Jersey Economic Development Authority RB, Series B, 5.00%, 11/01/22	905	912,313
New Jersey Educational Facilities Authority RB, 5.00%, 09/01/22	100	100,267
State of New Jersey GO, 5.25%, 08/01/22	175	175,000
		2,435,233
New Mexico — 0.0%
Albuquerque Municipal School District No. 12 GO, Series B, 5.00%, 08/01/22 (SAW)	100	100,000

New York — 15.7%
Battery Park City Authority RB, Series D-2, VRDN,1.41%, 11/01/38 (Put 08/05/22)(b)(c)	11,000	11,000,000
City of New York NY GO
VRDN,1.42%, 03/01/39 (Put 08/05/22)(b)(c)	2,500	2,500,000
Series 1, 5.00%, 08/01/22	295	295,000
Series 2015-A, 5.00%, 08/01/22	625	625,000
Series A, 5.00%, 08/01/22	605	605,000
Series B-1, 5.00%, 12/01/22	660	667,873
Series C, 5.00%, 08/01/22	1,380	1,380,000
Series D, 5.00%, 08/01/22	415	415,000
Series E, 5.00%, 08/01/22	240	240,000
Series E, 5.25%, 08/01/22	305	305,000
Series F6, VRDN,1.89%, 06/01/44 (Put 08/01/22)(b)(c)	3,000	3,000,000
Series G, 5.00%, 08/01/22	100	100,000
Series H, 5.00%, 08/01/22	285	285,000
Series I, 5.00%, 08/01/22	365	365,000
Series J, 5.00%, 08/01/22	580	580,000
Long Island Power Authority RB
5.00%, 09/01/22	100	100,294
Series B, 5.00%, 09/01/22	220	220,651
Metropolitan Transportation Authority RB
Series A, 5.00%, 11/15/22	110	111,173
Series A-1, 5.00%, 11/15/22	230	232,299
Security	Par (000)	Value

New York (continued)
Series A-2, 5.00%, 11/15/22	$300	$302,999
Series B, 5.00%, 11/15/22	700	706,997
Series B, 5.25%, 11/15/22 (AMBAC)	35	35,361
Series B-2, 5.00%, 11/15/22	595	600,948
Series C, 5.00%, 11/15/22	290	292,899
Series C, 5.00%, 11/15/22 (ETM)	20	20,207
Series D, 5.00%, 11/15/22	45	45,450
Series D-1, 5.00%, 11/01/22	680	685,917
Series E, 5.00%, 11/15/22	125	126,250
Series F, 5.00%, 11/15/22	515	520,148
Series H, 4.00%, 11/15/22	115	115,801
Series H, 4.00%, 11/15/22 (ETM)	40	40,300
Nassau County Interim Finance Authority RB
4.00%, 11/15/22	5	5,037
4.00%, 11/15/22 (ETM)	120	120,865
New York City Municipal Water Finance Authority RB
VRDN,1.41%, 06/15/51 (Put 08/05/22)(b)(c)	7,355	7,355,000
VRDN,1.89%, 06/15/44 (Put 08/01/22)(b)(c)	2,000	2,000,000
Series B, VRDN,1.82%, 06/15/50 (Put 08/01/22)(b)(c)	3,100	3,100,000
New York City Transitional Finance Authority Future Tax Secured Revenue RB
3.00%, 11/01/22	115	115,466
5.00%, 11/01/22	1,155	1,165,350
VRDN,1.82%, 11/01/42 (Put 08/01/22)(b)(c)	10,000	10,000,000
Series A-1, 5.00%, 08/01/22	245	245,000
Series A-1, 5.00%, 11/01/22	440	443,943
Series B, 5.00%, 11/01/22	385	388,450
Series B-1, 4.00%, 08/01/22	70	70,000
Series B-1, 5.00%, 08/01/22	375	375,000
Series B-1, 5.00%, 11/01/22	110	110,986
Series C, 5.00%, 11/01/22	1,565	1,579,025
Series D, 5.00%, 11/01/22	205	206,837
Series G-6, VRDN,1.82%, 05/01/34 (Put 08/01/22)(b)(c)	2,800	2,800,000
Serise C-1, 4.00%, 11/01/22	100	100,651
New York Convention Center Development Corp. RB, 5.00%, 11/15/22	205	207,032
New York Municipal Bond Bank Agency RB, 5.00%, 12/01/22 (SAW)	65	65,780
New York Power Authority RB, Series A, 5.00%, 11/15/22	25	25,259
New York State Dormitory Authority RB
VRDN,1.37%, 09/01/39 (Put 08/05/22)(b)(c)	8,925	8,925,000
Series A, 5.00%, 10/01/22	315	316,896
Series A, 5.00%, 10/01/22 (SAW)	240	241,332
Series B, 4.00%, 10/01/22	75	75,329
Series B, 4.00%, 10/01/22 (SAW)	125	125,524
Series F, 5.00%, 10/01/22 (AGM)	240	241,392
Series H, 5.00%, 10/01/22 (SAW)	100	100,583
New York State Environmental Facilities Corp. RB, Series B, 4.00%, 11/15/22	80	80,621
Port Authority of New York & New Jersey RB
4.00%, 12/01/22	100	100,865
Series 179, 5.00%, 12/01/22	275	278,280
Series 194, 5.00%, 10/15/22	185	186,365
Series 205, 5.00%, 11/15/22	200	202,070
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%, 10/15/22	550	554,062
Triborough Bridge & Tunnel Authority RB
Series A, 4.00%, 11/15/22	200	201,524
Series A, 5.00%, 11/15/22	460	464,439

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Series B, 5.00%, 11/15/22	$765	$773,005
Series B-1, 5.00%, 11/15/22	235	237,459
		70,104,994
North Carolina — 0.9%
City of Charlotte NC GO, 5.00%, 12/01/22	270	273,212
City of Charlotte NC Water & Sewer System Revenue RB, Series B, VRDN,1.33%, 07/01/36 (Put 08/05/22)(b)(c)	1,035	1,035,000
City of Durham NC GO, 5.00%, 09/01/22	125	125,376
City of Greensboro NC GO, Series B, 5.00%, 10/01/22	100	100,598
City of Raleigh NC GO, Series A, 5.00%, 09/01/22	250	250,741
City of Raleigh NC GOL, Series A, 4.00%, 10/01/22	145	145,632
County of Durham NC GO, 5.00%, 10/01/22	385	387,304
County of Forsyth NC GO, 5.00%, 12/01/22	275	278,280
County of Guilford NC GO, Series D, 5.00%, 08/01/22	115	115,000
County of Mecklenburg NC GO
5.25%, 12/01/22	100	101,275
Series A, 5.00%, 09/01/22	135	135,400
Series B, 5.00%, 12/01/22	120	121,432
County of Mecklenburg NC RB, Series A, 5.00%, 10/01/22	170	171,017
County of New Hanover NC GO, 5.00%, 08/01/22	400	400,000
County of Wake NC RB, Series A, 5.00%, 12/01/22	330	333,914
North Carolina Medical Care Commission RB, Series A, 5.00%, 10/01/22	215	216,280
		4,190,461
North Dakota — 0.1%
North Dakota Public Finance Authority RB, 5.00%, 10/01/22	350	352,095

Ohio — 7.2%
City of Cincinnati OH GO, Series A, 4.00%, 12/01/22	50	50,424
City of Cincinnati OH Water System Revenue RB, Series B, 5.00%, 12/01/22	90	91,074
City of Columbus OH GO
Series A, 5.00%, 08/15/22	520	520,695
Series A, 5.00%, 02/15/23 (PR 08/15/22)	770	771,017
Series A, 5.00%, 02/15/26 (PR 08/15/22)	1,000	1,001,321
City of Columbus OH GOL, Series 6, 5.00%, 08/15/22	180	180,240
City of Columbus OH Sewerage Revenue RB, VRDN,1.37%, 06/01/32 (Put 08/05/22)(b)(c)	10,000	10,000,000
County of Hamilton OH Sales Tax Revenue RB, Series A, 5.00%, 12/01/22	1,995	2,018,530
Miami University/Oxford OH RB, 5.00%, 09/01/22	125	125,358
Ohio Higher Educational Facility Commission RB 5.00%, 12/01/22	115	116,345
Series A, 5.00%, 12/01/22	60	60,696
Ohio State University (The) RB
5.00%, 12/01/22	315	318,694
VRDN,1.42%, 12/01/39 (Put 08/05/22)(b)(c)	2,375	2,375,000
Series D, 5.00%, 12/01/22	1,065	1,077,490
Serise A, 5.00%, 12/01/22	625	632,329
Ohio University RB, 5.00%, 12/01/43 (PR 12/01/22)	2,425	2,453,764
Ohio Water Development Authority RB
5.00%, 12/01/22	175	177,111
5.50%, 12/01/22	175	177,398
Series A, 5.00%, 12/01/22	120	121,448
Ohio Water Development Authority Water Pollution Control Loan Fund RB
5.00%, 12/01/22	820	829,892
VRDN,1.34%, 12/01/36 (Put 08/05/22)(b)(c)	4,700	4,700,000
Series 2015-A, 5.00%, 12/01/22	230	232,774
Series B, 5.00%, 12/01/22	90	91,086
Security	Par (000)	Value

Ohio (continued)
State of Ohio GO
Series A, 5.00%, 08/01/22	$160	$160,000
Series A, 5.00%, 09/01/22	225	225,667
Series A, 5.00%, 09/15/22	485	487,124
Series B, 4.00%, 11/01/22	100	100,650
Series B, 5.00%, 08/01/22	635	635,000
Series B, 5.00%, 09/01/22	270	270,800
Series C, 4.25%, 09/15/22	220	220,767
Series C, 5.00%, 08/01/22	290	290,000
Series C, 5.00%, 09/15/22	100	100,438
Series C, 5.00%, 11/01/22	100	100,896
Series T, 5.00%, 11/01/22	160	161,434
Series U, 5.00%, 10/01/22	200	201,197
State of Ohio RB
5.00%, 10/01/22	200	201,177
Series A, 5.00%, 12/01/22	500	505,864
Series B, 5.00%, 10/01/22	250	251,471
		32,035,171
Oregon — 0.5%
City of Eugene OR Water Utility System Revenue RB, 5.00%, 08/01/22	65	65,000
City of Portland OR Sewer System Revenue RB, Series B, 5.00%, 10/01/22	175	176,035
City of Portland OR Water System Revenue RB, 5.00%, 10/01/22	50	50,296
Clackamas County Service District No. 1 RB, 5.00%, 12/01/22	75	75,895
State of Oregon Department of Transportation RB, Series A, 5.00%, 11/15/22	635	641,571
State of Oregon GO
4.00%, 11/01/22	175	176,138
Series A, 5.00%, 08/01/22	50	50,000
Series I, 5.00%, 08/01/22	360	360,000
Series L, 5.00%, 08/01/22	100	100,000
Series N, 5.00%, 08/01/22	400	400,000
Tri-County Metropolitan Transportation District of Oregon RB, Series A, 5.00%, 09/01/22	300	300,889
		2,395,824
Pennsylvania — 1.4%
Commonwealth of Pennsylvania GO
First Series, 5.00%, 09/15/22	320	321,401
Second Series, 5.00%, 08/15/22	130	130,173
Second Series, 5.00%, 09/15/22	100	100,438
Second Series, 5.00%, 10/15/22	100	100,738
County of Montgomery PA GO, Series A, 5.00%, 08/15/22	125	125,166
Lower Merion School District GOL, 5.00%, 09/15/22 (SAW)	365	366,598
Pennsylvania Higher Educational Facilities Authority RB, Series A, 4.00%, 12/01/22	110	110,914
Pennsylvania Turnpike Commission RB
5.00%, 12/01/22	1,800	1,820,216
Series A, 5.00%, 12/01/37 (PR 12/01/22)	2,000	2,023,723
Series A-1, 5.00%, 12/01/22	415	419,630
Series B, 5.00%, 12/01/22	120	121,335
Philadelphia Gas Works Co. RB, 5.00%, 08/01/22	100	100,000
Pittsburgh Water & Sewer Authority RB, Series A, 5.00%, 09/01/22	300	300,778
		6,041,110
Rhode Island — 0.7%
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/01/22	1,055	1,058,109

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Rhode Island (continued)
Rhode Island Infrastructure Bank Water Pollution Control Revolving Fund RB
Series B, 5.00%, 10/01/22	$800	$804,787
Series C, 5.00%, 10/01/22	205	206,227
Serise A, 5.00%, 10/01/22	160	160,958
State of Rhode Island COP, Series A, 5.00%, 10/01/22	400	402,307
State of Rhode Island GO, Series A, 5.00%, 08/01/22	325	325,000
		2,957,388
South Carolina — 2.4%
Charleston Educational Excellence Finance Corp. RB, 5.00%, 12/01/22	300	303,548
County of Charleston SC GO, 5.00%, 11/01/22	2,200	2,219,715
Greenville County School District RB, 5.00%, 12/01/22	180	182,153
SCAGO Educational Facilities Corp. for Pickens School District RB, 5.00%, 12/01/22	70	70,816
South Carolina Jobs-Economic Development Authority RB, 5.00%, 11/01/29 (PR 11/01/22)	7,000	7,061,496
South Carolina Public Service Authority RB, Series A, 5.00%, 12/01/22	195	197,222
South Carolina Transportation Infrastructure Bank RB, Series B, 5.00%, 10/01/22	625	628,688
State of South Carolina GO, Series A, 5.00%, 10/01/22	245	246,454
		10,910,092
Tennessee — 1.0%
City of Memphis TN Electric System Revenue, 5.00%, 12/01/22	100	101,186
City of Memphis TN Electric System Revenue RB, 4.00%, 12/01/22	135	136,158
City of Memphis TN GO, 5.00%, 12/01/22	1,000	1,011,862
Metropolitan Government Nashville & Davidson County Health & Educational Facility Building RB, Series D, 5.00%, 10/01/22	105	105,607
State of Tennessee GO
Series A, 5.00%, 08/01/22	880	880,000
Series A, 5.00%, 09/01/22	1,630	1,635,019
Tennessee State School Bond Authority RB
5.00%, 11/01/22	175	176,568
Series A, 5.00%, 11/01/22	360	363,226
Series B, 5.00%, 11/01/22	165	166,479
		4,576,105
Texas — 9.7%
Austin Community College District GOL, 5.00%, 08/01/22	90	90,000
Austin Community College District Public Facility Corp. RB, 5.00%, 08/01/22	115	115,000
Austin Independent School District GO
5.00%, 08/01/22 (PSF)	1,510	1,510,000
Series A, 5.00%, 08/01/22	260	260,000
Series B, 5.00%, 08/01/22	75	75,000
Series B, 5.00%, 08/01/22 (PSF)	90	90,000
Board of Regents of the University of Texas System RB
VRDN,1.35%, 08/01/25 (Put 08/05/22)(b)(c)	10,000	10,000,000
Series A, 5.00%, 08/15/22	345	345,456
Series B, 5.00%, 08/15/22	150	150,198
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/22 (AMBAC)(a)	180	179,878
Series A, 5.00%, 08/15/41 (PR 08/15/22)	185	185,241
City of Arlington TX GOL, 5.00%, 08/15/22	105	105,139
City of Austin TX Electric Utility Revenue RB, Series A, 5.00%, 11/15/22	715	722,295
City of Austin TX GOL
4.50%, 09/01/22	175	175,428
Security	Par (000)	Value

Texas (continued)
5.00%, 09/01/22	$445	$446,268
5.00%, 09/01/22 (ETM)	5	5,014
Series A, 5.00%, 09/01/22	180	180,513
City of Austin TX Water & Wastewater System Revenue RB 5.00%, 11/15/22	270	272,739
Series A, 5.00%, 11/15/22	725	732,396
City of Carrollton TX GOL, 5.00%, 08/15/22	175	175,234
City of Dallas TX Waterworks & Sewer System Revenue RB
Series A, 5.00%, 10/01/22	445	447,633
Serise C, 5.00%, 10/01/22	200	201,184
City of El Paso TX GOL, 5.00%, 08/15/22	130	130,173
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/22	370	373,829
Series D, 5.00%, 11/15/22	125	126,293
City of Houston TX Hotel Occupancy Tax RB, 5.00%, 09/01/22	80	80,217
City of McKinney TX GOL, 5.00%, 08/15/22	250	250,327
City of Plano TX GOL
5.00%, 09/01/22	485	486,422
Series A, 5.00%, 09/01/22	125	125,366
College Station Independent School District GO, 5.00%, 08/15/22 (PSF)	100	100,133
County of Harris TX GOL
Series A, 5.00%, 10/01/22	695	699,043
Series B, 5.00%, 10/01/22	85	85,494
County of Harris TX RB
Series A, 5.00%, 08/15/22	195	195,248
Series B, 5.00%, 08/15/22	185	185,235
Dallas Area Rapid Transit RB
Series A, 5.00%, 12/01/22	460	465,518
Series B, 4.00%, 12/01/22	150	151,307
Series B, 5.00%, 12/01/22	1,420	1,437,034
Dallas Independent School District GO, Series A, 5.00%, 08/15/22 (PSF)	125	125,165
Dallas/Fort Worth International Airport RB
Series C, 5.00%, 11/01/22	360	362,954
Series E, 5.00%, 11/01/22	155	156,319
Series F, 5.00%, 11/01/22	295	297,421
Series G, 5.00%, 11/01/22	25	25,205
Eagle Mountain & Saginaw Independent School District GO, Series A, 5.00%, 08/15/22 (PSF)	95	95,126
Fort Bend Independent School District GO
5.00%, 08/15/22 (PSF)	200	200,273
Series A, 5.00%, 08/15/22 (PSF)	80	80,109
Frisco Independent School District GO
4.00%, 08/15/22 (PSF)	40	40,040
5.00%, 08/15/22 (PSF)	165	165,223
Harris County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/22	105	105,611
5.00%, 11/15/22	25	25,233
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/22	340	340,432
Keller Independent School District/TX GO
5.00%, 08/15/22 (PSF)	30	30,039
Series A, 5.00%, 08/15/22 (PSF)	45	45,059
Klein Independent School District GO, 5.00%, 08/01/22 (PSF)	125	125,000
Leander Independent School District GO
Series A, 0.00%, 08/15/22 (PSF)(a)	135	134,927
Series B, 0.00%, 08/15/22(a)	50	49,970

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Lewisville Independent School District GO
0.00%, 08/15/22 (PSF)(a)	$500	$499,737
5.00%, 08/15/22 (PSF)	155	155,206
Series A, 4.00%, 08/15/22 (PSF)	140	140,136
Series A, 5.00%, 08/15/22 (PSF)	45	45,060
Lone Star College System GOL, 5.00%, 09/15/22	215	215,933
Mesquite Independent School District GO, Series C, 5.00%, 08/15/22 (PSF)	115	115,154
Metropolitan Transit Authority of Harris County RB
5.00%, 11/01/22	120	121,075
Series B, 5.00%, 11/01/22	120	121,075
Midway Independent School District/McLennan County GO, 5.00%, 08/01/22 (PSF)	145	145,000
North Central Texas Health Facility Development Corp. RB, 5.00%, 08/15/22	20	20,024
North East Independent School District/TX GO, 5.00%, 08/01/22 (PSF)	55	55,000
North Texas Municipal Water District Water System Revenue RB, 5.00%, 09/01/22	280	280,834
Northside Independent School District GO, 5.00%, 08/15/22 (PSF)	480	480,638
Port Authority of Houston of Harris County Texas GO, Series A, 5.00%, 10/01/22	140	140,838
San Antonio Independent School District/TX GO, 5.00%, 08/15/22 (PSF)	100	100,133
Southwest Higher Education Authority Inc. RB, Series SE, 5.00%, 10/01/22	55	55,321
Spring Independent School District GO
5.00%, 08/15/22 (BAM)	100	100,135
5.00%, 08/15/22 (PSF)	250	250,332
State of Texas GO
5.00%, 10/01/22	890	895,311
VRDN,1.25%, 04/01/36 (Put 08/05/22)(b)(c)	10,000	10,000,000
Series A, 5.00%, 10/01/22	1,095	1,101,535
Tarrant County Cultural Education Facilities Finance Corp. RB
5.00%, 10/01/22	105	105,590
5.00%, 12/01/22	45	45,514
Tarrant Regional Water District RB, 5.00%, 09/01/22	145	145,417
Texas Transportation Commission State Highway Fund RB
First Series, 5.00%, 10/01/22	990	995,759
Series A, 5.00%, 10/01/22	240	241,396
Texas Water Development Board RB
3.00%, 10/15/22	1,000	1,003,595
5.00%, 08/01/22	230	230,000
5.00%, 10/15/22	160	161,220
Trinity River Authority Central Regional Wastewater System Revenue RB, 5.00%, 08/01/22	440	440,000
University of Texas System (The) RB
Series A, 5.00%, 08/15/22	295	295,390
Series C, 5.00%, 08/15/22	415	415,548
Series E, 5.00%, 08/15/22	320	320,423
Wylie Independent School District/TX GO, Series B, 4.00%, 08/15/22 (PSF)	165	165,159
		43,363,849
Utah — 0.3%
Central Utah Water Conservancy District RB, Series B, 5.00%, 10/01/22	165	165,987
County of Utah UT Transportation Sales Tax Revenue RB, 5.00%, 12/01/22	220	222,610
Salt Lake City Corp. RB, Series A, 4.00%, 10/01/22	70	70,306
Security	Par (000)	Value

Utah (continued)
University of Utah (The) RB
Series A, 5.00%, 08/01/22	$350	$350,000
Series B, 5.00%, 08/01/22	325	325,000
		1,133,903
Vermont — 0.1%
State of Vermont GO, 5.00%, 08/15/22	120	120,159
Vermont Municipal Bond Bank RB
Series 1, 5.00%, 12/01/22	325	328,866
Series 5, 5.00%, 12/01/22	60	60,714
		509,739
Virginia — 2.9%
City of Hampton VA GO
5.00%, 09/01/22 (SAW)	35	35,103
5.00%, 09/01/22 (ETM) (SAW)	10	10,029
City of Norfolk VA GO
5.00%, 08/01/22 (SAW)	310	310,000
Series A, 5.00%, 09/01/22 (SAW)	205	205,640
City of Norfolk VA Water Revenue RB, 5.00%, 11/01/22	2,000	2,018,879
City of Virginia Beach VA GO, Series B, 5.00%, 09/15/22 (SAW)	100	100,445
County of Fairfax VA GO
Series A, 4.00%, 10/01/22 (SAW)	275	276,198
Series A, 5.00%, 10/01/22 (SAW)	915	920,476
Series B, 4.00%, 10/01/22 (SAW)	105	105,457
Series B, 5.00%, 10/01/22 (SAW)	325	326,945
County of Henrico VA GO, 4.00%, 08/01/22	50	50,000
County of Loudoun VA GO, Series A, 5.00%, 12/01/22 (SAW)	75	75,895
Hampton Roads Sanitation District RB, Serise A, 5.00%, 08/01/22	250	250,000
Virginia Beach Development Authority RB, Series B, 5.00%, 12/01/22	45	45,532
Virginia College Building Authority RB
5.00%, 09/01/22 (ST INTERCEPT)	255	255,733
5.00%, 09/01/22 (ETM) (ST INTERCEPT)	520	521,532
Series A, 5.00%, 09/01/22 (SAW)	95	95,273
Series A, 5.00%, 09/01/22 (ETM) (SAW)	55	55,160
Series B, 5.00%, 09/01/22 (ST INTERCEPT)	65	65,187
Series B, 5.00%, 09/01/22 (ETM) (ST INTERCEPT)	35	35,102
Virginia Commonwealth Transportation Board, 5.00%, 09/15/22	120	120,509
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/22	945	945,000
Series B, 5.00%, 08/01/22	100	100,000
Series C, 5.00%, 08/01/22	310	310,000
Virginia Public School Authority RB
5.00%, 08/01/22 (SAW)	275	275,000
Series A, 5.00%, 08/01/22	50	50,000
Series A, 5.00%, 08/01/22 (SAW)	75	75,000
Series B, 5.00%, 08/01/22	360	360,000
Series B, 5.00%, 08/01/22 (SAW)	535	535,000
Series B, 5.00%, 08/01/22 (ETM)	5	5,000
Virginia Resources Authority Clean Water Revolving Fund RB, 5.00%, 10/01/22	40	40,240
Virginia Resources Authority RB
4.00%, 11/01/41 (PR 11/01/22)	2,000	2,012,611
5.00%, 11/01/22	620	625,571
5.00%, 11/01/22 (ETM)	50	50,445
Series A, 5.00%, 11/01/22	1,405	1,417,626
Serise S, 5.00%, 11/01/22	165	166,483
		12,847,071

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Washington — 3.6%
Central Puget Sound Regional Transit Authority RB, Series S-1, 5.00%, 11/01/22	$170	$171,523
City of Seattle WA GOL, Series A, 5.00%, 12/01/22	100	101,126
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/22	535	536,594
Series C, 5.00%, 10/01/22	160	160,963
City of Seattle WA Water System Revenue RB, 5.00%, 09/01/22	330	330,896
City of Vancouver WA GOL, Series B, 5.00%, 12/01/22	330	333,936
Clark County School District No. 119 Battleground GO, 4.00%, 12/01/22 (GTD)	155	156,314
County of King WA GO, 5.00%, 12/01/22	600	607,157
County of King WA GOL
4.00%, 12/01/22	20	20,173
Series C, 5.00%, 12/01/22	210	212,505
Series E, 5.00%, 12/01/22	1,235	1,249,732
County of Snohomish WA GOL, 5.00%, 12/01/22	140	141,670
King & Snohomish Counties School District No. 417 Northshore GO
5.00%, 12/01/22	225	227,684
5.00%, 12/01/22 (GTD)	565	571,740
King County Rural Library District GO, 4.00%, 12/01/22	355	357,998
King County School District No 405 Bellevue GO, 5.00%, 12/01/22	100	101,193
King County School District No. 405 Bellevue GO, 5.00%, 12/01/22 (GTD)	455	460,428
King County School District No. 409 Tahoma GO, 5.00%, 12/01/22 (GTD)	220	222,595
King County School District No. 414 Lake Washington GO, 5.00%, 12/01/22 (GTD)	1,145	1,158,620
North Thurston Public Schools, 4.00%, 12/01/22	1,000	1,008,846
Pierce County School District No. 10 Tacoma GO, 5.00%, 12/01/22 (GTD)	845	854,938
Port of Seattle WA RB
5.00%, 12/01/22	1,125	1,137,665
Series A, 5.00%, 08/01/22	435	435,000
Port of Tacoma WA RB, Series A, 5.00%, 12/01/22	135	136,597
Snohomish County Public Utility District No.1 Electric System Revenue, RB, 5.00%, 12/01/22	190	192,266
Snohomish County School District No. 201 Snohomish GO, 5.00%, 12/01/22 (GTD)	230	232,705
Spokane County School District No. 81 Spokane GO, 5.00%, 12/01/22 (GTD)	250	252,940
State of Washington GO
Series A, 5.00%, 08/01/22	100	100,000
Series A, 5.00%, 08/01/26 (PR 08/01/22)	1,750	1,750,000
Series B, 5.00%, 08/01/22	160	160,000
Series F, 0.00%, 12/01/22 (NPFGC)(a)	65	64,657
Series R-2017A, 5.00%, 08/01/22	200	200,000
Series R-D, 5.00%, 08/01/22	250	250,000
State of Washington RB
Series C, 5.00%, 09/01/22	260	260,708
Series F, 5.00%, 09/01/22	495	496,349
University of Washington RB
Series A, 5.00%, 12/01/22	75	75,895
Series C, 5.00%, 12/01/22	720	728,589
Washington Health Care Facilities Authority RB, Series A, 5.00%, 11/15/22	125	126,217
Security	Par/ Shares (000)	Value

Washington (continued)
Washington State University RB, 5.00%, 10/01/22	$200	$201,147
Yakima County School District No. 7 Yakima GO, 5.00%, 12/01/22 (GTD)	200	202,352
Yakima County School District No. 90 East Valley GO, 5.00%, 12/01/22 (GTD)	130	131,516
		16,121,234
West Virginia — 0.3%
State of West Virginia GO, Series A, 5.00%, 11/01/22	575	580,153
West Virginia Commissioner of Highways, Series A, 5.00%, 09/01/22	150	150,451
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/22	540	541,622
		1,272,226
Wisconsin — 0.7%
City of Madison WI GO, Series A, 4.00%, 10/01/22	100	100,436
Milwaukee County Metropolitan Sewer District GO
Series A, 4.00%, 10/01/22	110	110,474
Series A, 5.00%, 10/01/22	105	105,623
Series A, 5.25%, 10/01/22	105	105,666
State of Wisconsin GO
5.00%, 11/01/22	205	206,868
Series 1, 5.00%, 11/01/22	125	126,139
Series 2, 4.00%, 11/01/22	140	140,932
Series 2, 5.00%, 11/01/22	955	963,702
Series 3, 4.00%, 11/01/22	125	125,832
Series 3, 5.00%, 11/01/22	685	691,242
Wisconsin Health & Educational Facilities Authority RB
5.00%, 08/15/22	165	165,213
Series C, 5.00%, 08/15/22 (ETM)	40	40,052
Series E, 4.00%, 11/15/22	125	125,880
		3,008,059

Total Long-Term Investments — 105.7%
(Cost: $470,962,446)		470,847,355

Short-Term Securities

Money Market Funds — 0.2%
BlackRock Liquidity Funds: MuniCash, 0.96%(d)(e)	782	782,733

Total Short-Term Securities — 0.2%
(Cost: $782,562)		782,733

Total Investments in Securities — 105.9%
(Cost: $471,745,008)		471,630,088

Liabilities in Excess of Other Assets — (5.9)%		(26,072,490)

Net Assets — 100.0%		$445,557,598

(a)	Zero-coupon bond.

(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2022 Term Muni Bond ETF
July 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$346,035	$430,342	(a)	$—	$6,202	$154	$782,733	782	$16,904	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$470,847,355	$—	$470,847,355
Money Market Funds	782,733	—	—	782,733
	$782,733	$470,847,355	$—	$471,630,088

Portfolio Abbreviations - Fixed Income

AGM	Assured Guaranty Municipal Corp.	NPFGC	National Public Finance Guarantee Corp.
AMBAC	Ambac Assurance Corp.	PR	Prerefunded
BAM	Build America Mutual Assurance Co.	PSF	Permanent School Fund
COP	Certificates of Participation	RB	Revenue Bond
ETM	Escrowed to Maturity	SAW	State Aid Withholding
GO	General Obligation	ST	Special Tax
GOL	General Obligation Limited	TA	Tax Allocation
GTD	Guaranteed